Share-Based Compensation	12 Months Ended
Jun. 30, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation
14.	Share-based compensation

On June 30, 2007, the Company adopted a new share incentive plan (the "2007 Share Incentive Plan"). Under the 2007 Share Incentive Plan, the Company may grant its employees, directors and consultants various types of awards including options to purchase ordinary shares of the Company, restricted shares or restricted share units. Up to 10% of the Company's outstanding ordinary shares will be reserved for issuance under the 2007 Share Incentive Plan. The term of each award under the 2007 Share Incentive Plan will be specified in the respective award agreement. For option awards, they are generally granted with an exercise price that cannot be less than the fair market value of the Company's share at the date of grant or at other prices as approved by the Compensation Committee of the Board. During the year ended June 30, 2008, 669,177 options were granted under the 2007 Share Incentive Plan. The following represents the vesting periods of these options that remain outstanding as of June 30, 2011:

Granted in 2008

Exercise price	Number of options Outstanding	Vesting period
US$
5.56	318,503	30% will vest from the date of grant to December 31, 2008; 30% will vest from January 1, 2009 to December 31, 2009; the remaining 40% will vest from January 1, 2010 to December 31, 2010

On December 18, 2008, the Company adopted a new share incentive Plan (the "2008 Share Incentive Plan"). Under the 2008 Share Incentive Plan, the Company may grant its employees, directors and consultants various types of awards including options to purchase ordinary shares of the Company, restricted shares or restricted share units. Up to 5% of the Company's outstanding ordinary shares will be reserved for issuance under the 2008 Share Incentive Plan. The term of each award under the 2008 Share Incentive Plan will be specified in the respective award agreement. For option awards, they are generally granted with an exercise price that cannot be less than the fair market value of the Company's share at the date of grant or at other prices as approved by the Compensation Committee of the Board. 1,279,000 options were granted during the year ended June 30, 2009 under the 2008 Share Incentive Plan. During the year ended June 30, 2010, 420,000 options were granted under the 2008 Share Incentive Plan. The following represents the vesting periods of these options that remain outstanding as of June 30, 2011:

Granted in 2009

Exercise price	Number of options Outstanding	Vesting period
US$
2.6	611,650	30% will vest from the date of grant to December 31, 2009; 30% will vest from January 1, 2010 to December 31, 2010; the remaining 40% will vest from January 1, 2011 to December 31, 2011.

Granted in 2010

2.6	80,000	30% will vest from the date of grant to December 31, 2009; 30% will vest from January 1, 2010 to December 31, 2010; the remaining 40% will vest from January 1, 2011 to December 31, 2011.

5.0	300,000	30% will vest from the date of grant to December 31, 2010; 30% will vest from January 1, 2011 to December 31, 2011; the remaining 40% will vest from January 1, 2012 to December 31, 2012.

4.0	10,000	30% will vest from the date of grant to December 31, 2010; 30% will vest from January 1, 2011 to December 31, 2011; the remaining 40% will vest from January 1, 2012 to December 31, 2012.

The options are granted under the following provisions: if the option holders terminated their services with the Group, the right to vest in the options granted will terminate effective as of the earlier of (i) when the written notice of termination of service is provided, or (ii) the date the option holders are no longer actively employed and physically present on the premises of the Group; once the options are vested, the option may be exercised in whole or in part, and must be exercised prior to the earlier of (i) one year following the termination of service with the Group by reason of death or disability; (ii) 90 days following the option holders' active employment or service with the Group for any reason other than death or disability; (iii) the fifth anniversary after each respective vesting date. If the termination of service is by reason of cause, the right to exercise the option will terminate concurrently with the termination of service; and the shares acquired upon exercise of the option cannot be sold or transferred during the 180-day period following the effective date of the Company's initial public offering.

The termination of the Equity Compensation Plan and the adoption of the 2008 Share Incentive Plan were accounted for as a modification.

Details of the option movements are included in the tables below.

The Company did not have other share-based compensation arrangements.

Share options activity

The Company's share option activities for the years ended June 30, 2009, 2010 and 2011 are set out below:

	Options outstanding	Weighted average exercise price per share	Weighted averaged remaining contractual life	Aggregate intrinsic value	Weighted average intrinsic value per share	Weighted average grant date fair value
		US$		US$	US$	US$
At July 1, 2008	2,094,113
Granted pursuant to the 2008 Share Incentive Plan	1,279,000	2.6000	4	456,265	0.36	1.39
Forfeited during the year	(89,588)	4.9125		—	—	2.31
Exercised	(111,057)	1.4720		266,254	2.40	3.38

Outstanding at June 30, 2009	3,172,468		3
Granted pursuant to the 2008 Share Incentive Plan	420,000	4.5914	4	39,000	0.09	2.22
Forfeited during the year	(408,359)	3.9641		—	—	1.86
Exercised	(771,138)	2.0095		2,298,502	2.98	2.80

Outstanding at June 30, 2010	2,412,971		2
Forfeited during the year	(388,022)	3.2166		—	—	1.67
Exercised	(39,628)	1.4720		26,452	0.67	3.46

Outstanding at June 30, 2011	1,985,321		1

Vested and expected to vest
As of June 30, 2011	1,713,821	3.5156

As of June 30, 2010	1,639,060	3.4892

Exercisable
As of June 30, 2011	1,566,321	3.5185

As of June 30, 2010	1,220,149	3.4799

As of June 30, 2011, there was approximately RMB8,224,593 (US$1,272,467) of unrecognized compensation cost related to non-vested share options granted under the 2007 and 2008 Share Incentive Plans, and is expected to be recognized over the weighted-average period of 2 years. The total fair value of options vested during the years ended June 30, 2009, 2010 and 2011 was RMB8,173,461, RMB10,395,821 and RMB5,916,516 (US$915,373), respectively. For the year ended June 30, 2011, the Company received RMB386,458 (US$59,791) for exercises of options.

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	June 30, 2009	June 30, 2010
Risk-free interest rate	1.31% to 1.60%	0.46% to 1.57%
Expected option life	3.75 years to 3.92 years	0.47 year to 3.92 years
Expected volatility	58.45%	72.88% to 77.15%
Expected dividend	0%	0%

The risk-free interest rate is based on the yields of the US Treasury bond as of the grant date with maturity closest to the relevant option expiry date. The expected option life has been assumed to be exercised evenly throughout the option life. Expected volatility is derived by reference to the average annualized standard deviations of the continuously compounded rates of return on the share prices of listed comparable companies.

Apart from the Share Incentive Plans, the Company issued 150,000 ordinary shares to Jerry He, the Chief Executive Officer of the Company with a grant date market value of US$2.44 per share, during the year ended June 30, 2011 at par value of US$0. 00005 per share in exchange of employee services received. Share-based compensation of US$386,445, which was measured as the difference between the market price of the shares at issuance date over the par value was recognized accordingly.

The total share-based compensation expenses in relation to options and shares granted recognized in the statements of operations for the years ended June 30, 2009, 2010 and 2011 was RMB8,173,462, RMB10,395,821 and RMB11,437,616(US$1,769,570), respectively.